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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07677
                                   ---------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 8401 Colesville Road, Suite 320       Silver Spring, Maryland         20910
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                                Eugene A. Profit

Profit Investment Management  8401 Colesville Road Silver Spring, Maryland 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059

Date of fiscal year end:        September 30, 2009
                           -----------------------------

Date of reporting period:       December 31, 2008
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE PROFIT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 97.9%                                     VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE - 7.7%
     2,540   General Dynamics Corp.                                $    146,279
     4,008   Rockwell Collins, Inc.                                     156,673
     3,500   United Technologies Corp.                                  187,600
                                                                   ------------
                                                                        490,552
                                                                   ------------
             BEVERAGES - 3.8%
     3,640   Coca-Cola Co. (The)                                        164,783
     1,460   PepsiCo, Inc.                                               79,964
                                                                   ------------
                                                                        244,747
                                                                   ------------
             BIOTECHNOLOGY - 12.1%
     3,689   Amgen, Inc. (a)                                            213,040
     3,130   Celgene Corp. (a)                                          173,026
     2,218   Genentech, Inc. (a)                                        183,894
     3,850   Gilead Sciences, Inc. (a)                                  196,889
                                                                   ------------
                                                                        766,849
                                                                   ------------
             CAPITAL MARKETS - 2.7%
     1,760   Franklin Resources, Inc.                                   112,253
       672   Goldman Sachs Group, Inc. (The)                             56,711
                                                                   ------------
                                                                        168,964
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES - 3.0%
     5,690   Waste Management, Inc.                                     188,567
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 5.7%
     9,728   Cisco Systems, Inc. (a)                                    158,566
     5,600   QUALCOMM, Inc.                                             200,648
                                                                   ------------
                                                                        359,214
                                                                   ------------
             COMPUTERS & PERIPHERALS - 8.5%
     1,570   Apple, Inc. (a)                                            133,999
    15,136   EMC Corp. (a)                                              158,474
     4,550   Hewlett-Packard Co.                                        165,119
     7,290   Western Digital Corp. (a)                                   83,470
                                                                   ------------
                                                                        541,062
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES - 1.6%
     3,140   JPMorgan Chase & Co.                                        99,004
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
     5,060   AT&T, Inc.                                                 144,210
       106   Fairpoint Communications, Inc.                                 348
     5,662   Verizon Communications, Inc.                               191,942
                                                                   ------------
                                                                        336,500
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS - 97.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             ENERGY EQUIPMENT & SERVICES - 1.2%
     1,574   Transocean Ltd. (a)                                   $     74,372
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.2%
     3,594   Wal-Mart Stores, Inc.                                      201,480
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
     7,782   Hologic, Inc. (a)                                          101,711
     3,264   Medtronic, Inc.                                            102,555
                                                                   ------------
                                                                        204,266
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES - 2.3%
     2,844   Quest Diagnostics, Inc.                                    147,632
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 1.9%
     7,500   General Electric Co.                                       121,500
                                                                   ------------

             INSURANCE - 2.8%
     1,845   AFLAC, Inc.                                                 84,575
         1   Berkshire Hathaway, Inc. - Class A (a)                      96,600
                                                                   ------------
                                                                        181,175
                                                                   ------------
             INTERNET SOFTWARE & SERVICES - 3.1%
     5,804   Akamai Technologies, Inc. (a)                               87,582
       350   Google, Inc. (a)                                           107,677
                                                                   ------------
                                                                        195,259
                                                                   ------------
             MACHINERY - 4.8%
     3,161   Danaher Corp.                                              178,944
     3,520   Illinois Tool Works, Inc.                                  123,376
                                                                   ------------
                                                                        302,320
                                                                   ------------
             MEDIA - 2.6%
     7,199   Walt Disney Co. (The)                                      163,345
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.8%
    18,070   El Paso Corp.                                              141,488
     5,530   Valero Energy Corp.                                        119,669
     2,996   XTO Energy, Inc.                                           105,669
                                                                   ------------
                                                                        366,826
                                                                   ------------
             PHARMACEUTICALS - 3.3%
     2,045   Johnson & Johnson                                          122,352
     4,920   Pfizer, Inc.                                                87,133
                                                                   ------------
                                                                        209,485
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS - 97.9% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             ROAD & RAIL - 2.1%
     4,079   CSX Corp.                                             $    132,445
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
    10,377   Intel Corp.                                                152,127
    13,640   NVIDIA Corp. (a)                                           110,075
                                                                   ------------
                                                                        262,202
                                                                   ------------
             SOFTWARE - 4.3%
     5,740   Adobe Systems, Inc. (a)                                    122,205
     6,418   Citrix Systems, Inc. (a)                                   151,272
                                                                   ------------
                                                                        273,477
                                                                   ------------
             SPECIALTY RETAIL - 2.8%
     9,879   Staples, Inc.                                              177,032
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $7,482,868)                 $  6,208,275
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 2.2%                                 VALUE
--------------------------------------------------------------------------------

    69,925   Evergreen Institutional Money Market
               Fund, 1.510% (b)                                    $     69,925
    69,926   Fidelity Institutional Government
               Portfolio, 0.976% (b)                                     69,926
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $139,851)              $    139,851
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 100.1%
               (Cost $7,622,719)                                   $  6,348,126

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)              (4,315)
                                                                   ------------

             NET ASSETS - 100.0%                                   $  6,343,811
                                                                   ============

       (a)   Non-income producing security.

       (b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedule of investments.

THE PROFIT FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

      The Profit Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

            o Level 1 - quoted prices in active markets for identical securities
            o     Level 2 - other significant observable inputs
            o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of December 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

THE PROFIT FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

2.    SECURITY TRANSACTIONS

      Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

      The following is computed on a tax basis as of December 31, 2008:

            Cost of portfolio investments              $  7,622,719
                                                       ============

            Gross unrealized appreciation              $    375,715
            Gross unrealized depreciation                (1,650,308)
                                                       ------------

            Net unrealized depreciation                $ (1,274,593)
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Profit Funds Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Eugene A. Profit
                              --------------------------------------------------
                                    Eugene A. Profit, President

Date          February 11, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eugene A. Profit
                              --------------------------------------------------
                                    Eugene A. Profit, President

Date          February 11, 2009
        -----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          February 11, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.